EXHIBIT 99.2

 SCHEDULE IDENTIFYING THE DIFFERENCES BETWEEN THE NOTES (THE "NOTES") ISSUED BY THE TRUST IDENTIFIED ON THE COVER PAGE OF THE EXCHANGE ACT REPORT INTO WHICH THIS EXHIBIT 99.2 IS INCORPORATED BY REFERENCE (THE "TRUST") AND EXHIBIT 4.3
("EXHIBIT 4.3") TO HARTFORD LIFE GLOBAL FUNDING TRUST 2006-033'S REPORT ON FORM
                          10-D FILED ON JUNE 27, 2006.

For purposes of this Exhibit 99.2, the following terms are referred to herein as the "Variable Terms".


Issuing Entity (The Trust):

Execution Party (The Trust, by
Wilmington Trust Company, not in its
individual capacity but solely as
Delaware Trustee):

Indenture Date (Issuance Date):

Date of Note (Issuance Date):

Cusip No.:

Principal Amount:

Issuance Date:                          Floating Rate Note: [ ] Yes [  ] No.  If yes,

Issue Price:                                     Regular Floating Rate Notes [  ]

Stated Maturity Date:                            Inverse Floating Rate Notes [  ]

Settlement Date:                                               Fixed Interest Rate:

Securities Exchange Listing:  [  ] Yes
   [  ] No.  If yes, indicate name(s)            Floating Rate/ Fixed Rate Notes: [  ]
   of Securities Exchange(s):
                                                               Fixed Interest Rate:
                                                               Fixed Rate Commencement Date:
   __________________________________.

Depositary:                                      Interest Rate Basis(es):

Authorized Denominations:                        CD Rate [  ]

Collateral held in the Trust:                    CMT Rate [  ]
   Hartford Life Insurance
   Company Funding Agreement No.
   FA-[     ], all proceeds                               Designated CMT Telerate Page:
   of the Funding Agreement and all                                If Telerate Page 7052:
   rights and books and records
   pertaining to the foregoing.

Additional Amounts to be Paid: [  ] Yes                            [  ] Weekly Average
   [  ] No

Interest Rate or Formula:                                          [  ] Monthly Average

Fixed Rate Note: [  ] Yes [  ] No.
   If yes,                                                       Designated CMT Maturity Index:
     Interest Rate:                                  Commercial Paper Rate [ ]
     Interest Payment Dates:                         Federal Funds Rate [  ]
     Additional/Other Terms:                         LIBOR [  ]
                                                           [ ] LIBOR Reuters Page
Amortizing Note: [  ] Yes [  ] No.
   If yes,                                                 [ ] LIBOR Moneyline Telerate Page
     Amortization schedule or formula:
     Additional/Other Terms:                                   LIBOR Currency:
Discount Note: [  ] Yes [  ] No. If yes,         Prime Rate [  ]
     Total Amount of Discount:                   Treasury Rate [  ]
     Initial Accrual Period of Discount:         Index Maturity:
     Interest Payment Dates:                     Spread:
     Additional/Other Terms:                     Spread Multiplier:
Redemption Provisions: [  ] Yes [  ] No.
   If yes,                                       Initial Interest Rate, if any:
     Initial Redemption Date:                    Initial Interest Reset Date:
     Redemption Dates:                           Interest Reset Dates:
     Initial Redemption Percentage:              Interest Determination Date(s):
     Annual Redemption Percentage                Interest Payment Dates:
       Reduction, if any:                        Maximum Interest Rate, if any:
     Additional/Other Terms:                     Minimum Interest Rate, if any:
Repayment Provisions: [  ] Yes                   Additional/Other Terms:
   [  ] No.  If yes,
     Repayment Date(s):                 Regular Record Date(s):
     Repayment Price:                   Sinking Fund:
     Additional/Other Terms:            Day Count Convention:
                                        Specified Currency:
                                        Exchange Rate Agent:
                                        Calculation Agent:
                                        Additional/Other Terms:


OMITTED DOCUMENT:  The global note representing the Notes (the "Global Note")


DIFFERENCES:

1. The Variable Terms of the Notes set forth in the Global Note differ from the terms set forth in Exhibit 4.3 as and to the extent the terms set forth in the pricing supplement filed by Hartford Life Insurance Company with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Notes (the "Pricing Supplement"), differ from the analogous terms set forth in Exhibit 4.3, as further modified or expanded by any additional schedule, exhibit or similar attachment to said Global Note, as may be filed as an exhibit to the Exchange Act report into which this Exhibit 99.2 is incorporated by reference.

2. If the Issuance Date of the Global Note, as specified in the Pricing Supplement, is after March 31, 2006 then the following additional three differences are also present in the Global Note:

     a. In section 3(b)(xiv) the following final clause has been added to the definition of "CD Rate Notes" , "CMT Rate Notes", "Commercial Paper Rate Notes", "Federal Fund Rate Notes", "LIBOR Notes", "Prime Rate Notes" and "Treasury Rate Notes":

           "provided that if no [Indicated Rate] was then in effect, the [Indicated Rate] for the next Interest Reset Period will be the Initial Interest Rate".

        where the [Indicated Rate] is the Interest Rate Basis being defined.

     b. Section 3(d) is deleted.

     c. Section 5 has been modified to read:

           "Section 5.SINKING FUNDS AND AMORTIZING NOTES. Unless specified on the face hereof, this Note will not be subject to, or entitled to the benefit of, any sinking fund. If this Note is specified on the face hereof as an "Amortizing Note", this Note will bear interest in the same manner as set forth in Section 3(a) above, and payments of principal, premium, if any, and interest will be made as set forth on the face hereof and/or in accordance with Schedule I attached hereto. The Trust will make payments combining principal, premium (if any) and interest, if applicable, on the dates and in the amounts set forth in the table appearing in SCHEDULE I, attached to this Note or in accordance with the formula specified on the face hereof. Payments made hereon will be applied first to interest due and payable hereon and then to the reduction of the unpaid principal amount hereof."